Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets, gross	$ 2,060,842	$ 1,368,417
Less: accumulated amortization	(707,599)	(467,382)
Intangible assets, net	$ 1,353,243	$ 901,035